Long-Term Debt (Schedule Of Estimated Fair Values Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended										12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Carrying Amount [Member]	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2011 Notes, 8.375%, Due 2011 [Member]	Dec. 31, 2010 Notes, 8.375%, Due 2011 [Member] Carrying Amount [Member]	Dec. 31, 2010 Notes, 8.375%, Due 2011 [Member] Market Value [Member]	Dec. 31, 2011 Notes, 7.625%, Due 2012 [Member]	Dec. 31, 2011 Notes, 7.625%, Due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2010 Notes, 7.625%, Due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2011 Notes, 7.625%, Due 2012 [Member] Market Value [Member]	Dec. 31, 2010 Notes, 7.625%, Due 2012 [Member] Market Value [Member]	Dec. 31, 2011 Notes, 4.45%, Due 2020 [Member]	Dec. 31, 2011 Notes, 4.45%, Due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2010 Notes, 4.45%, Due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2011 Notes, 4.45%, Due 2020 [Member] Market Value [Member]	Dec. 31, 2010 Notes, 4.45%, Due 2020 [Member] Market Value [Member]	Dec. 31, 2011 Notes, 6.1%, Due 2041 [Member]	Dec. 31, 2011 Notes, 6.1%, Due 2041 [Member] Carrying Amount [Member]	Dec. 31, 2011 Notes, 6.1%, Due 2041 [Member] Market Value [Member]	Dec. 31, 2011 8% Series, Due 2026 [Member]	Dec. 31, 2011 8% Series, Due 2026 [Member] Carrying Amount [Member]	Dec. 31, 2010 8% Series, Due 2026 [Member] Carrying Amount [Member]	Dec. 31, 2011 8% Series, Due 2026 [Member] Market Value [Member]	Dec. 31, 2010 8% Series, Due 2026 [Member] Market Value [Member]	Dec. 31, 2011 Medium-Term Notes, 7.59% Series, Due 2017 [Member]	Dec. 31, 2011 Medium-Term Notes, 7.59% Series, Due 2017 [Member] Carrying Amount [Member]	Dec. 31, 2010 Medium-Term Notes, 7.59% Series, Due 2017 [Member] Carrying Amount [Member]	Dec. 31, 2011 Medium-Term Notes, 7.59% Series, Due 2017 [Member] Market Value [Member]	Dec. 31, 2010 Medium-Term Notes, 7.59% Series, Due 2017 [Member] Market Value [Member]	Dec. 31, 2011 Medium-Term Notes, 7.78% Series, Due 2022 [Member]	Dec. 31, 2011 Medium-Term Notes, 7.78% Series, Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2010 Medium-Term Notes, 7.78% Series, Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2011 Medium-Term Notes, 7.78% Series, Due 2022 [Member] Market Value [Member]	Dec. 31, 2010 Medium-Term Notes, 7.78% Series, Due 2022 [Member] Market Value [Member]	Dec. 31, 2011 Medium-Term Notes, 7.92% Series, Due 2027 [Member]	Dec. 31, 2011 Medium-Term Notes, 7.92% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2010 Medium-Term Notes, 7.92% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2011 Medium-Term Notes, 7.92% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2010 Medium-Term Notes, 7.92% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2011 Medium-Term Notes, 6.76% Series, Due 2027 [Member]	Dec. 31, 2011 Medium-Term Notes, 6.76% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2010 Medium-Term Notes, 6.76% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2011 Medium-Term Notes, 6.76% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2010 Medium-Term Notes, 6.76% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2011 Notes Payable [Member] Carrying Amount [Member]	Dec. 31, 2010 Notes Payable [Member] Carrying Amount [Member]	Dec. 31, 2011 Revolving Credit Facility And Commercial Paper, Due 2012 [Member]	Dec. 31, 2011 Revolving Credit Facility And Commercial Paper, Due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2011 Revolving Credit Facility And Commercial Paper, Due 2012 [Member] Market Value [Member]	Dec. 31, 2011 Tax-Exempt Series A, Due 2028 [Member]	Dec. 31, 2011 2003 Series A, Due 2038 [Member]	Dec. 31, 2011 2008 Series A, Due 2038 [Member]	Dec. 31, 2011 2009 Series A, Due 2039 [Member]	Dec. 31, 2011 6.10% 1999 Series A, Due 2038 [Member]	Dec. 31, 2011 5.95% 1999 Series C, Due 2038 [Member]	Dec. 31, 2011 5.55% 1999 Series D, Due 2038 [Member]	Dec. 31, 2011 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member]	Dec. 31, 2011 5.25% 2003 Series D, Due 2038 [Member]	Dec. 31, 2011 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member]	Dec. 31, 2011 5.25% 2004 Series A, Due 2034 [Member]	Dec. 31, 2011 5.00% 2004 Series B, Due 2033 [Member]	Dec. 31, 2011 4.85% 2005 Series A, Due 2035 [Member]	Dec. 31, 2011 4.75% 2006 Series A, Due 2036 [Member]	Dec. 31, 2011 Bonds [Member] Carrying Amount [Member]	Dec. 31, 2010 Bonds [Member] Carrying Amount [Member]	Dec. 31, 2011 NPL Debt Obligations [Member] Carrying Amount [Member]	Dec. 31, 2010 NPL Debt Obligations [Member] Carrying Amount [Member]	Dec. 31, 2011 NPL Debt Obligations [Member] Market Value [Member]	Dec. 31, 2010 NPL Debt Obligations [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Carrying Amount [Member]	Dec. 31, 2010 Debentures [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] Tax-Exempt Series A, Due 2028 [Member] Carrying Amount [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] Tax-Exempt Series A, Due 2028 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] Tax-Exempt Series A, Due 2028 [Member] Market Value [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] Tax-Exempt Series A, Due 2028 [Member] Market Value [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2003 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2003 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2003 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2003 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2008 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2008 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2008 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2008 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2009 Series A, Due 2039 [Member] Carrying Amount [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2009 Series A, Due 2039 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2009 Series A, Due 2039 [Member] Market Value [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2009 Series A, Due 2039 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 6.10% 1999 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 6.10% 1999 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 6.10% 1999 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 6.10% 1999 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.95% 1999 Series C, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.95% 1999 Series C, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.95% 1999 Series C, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.95% 1999 Series C, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.55% 1999 Series D, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.55% 1999 Series D, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.55% 1999 Series D, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.55% 1999 Series D, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.25% 2003 Series D, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.25% 2003 Series D, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.25% 2003 Series D, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.25% 2003 Series D, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.25% 2004 Series A, Due 2034 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.25% 2004 Series A, Due 2034 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.25% 2004 Series A, Due 2034 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.25% 2004 Series A, Due 2034 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.00% 2004 Series B, Due 2033 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.00% 2004 Series B, Due 2033 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.00% 2004 Series B, Due 2033 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.00% 2004 Series B, Due 2033 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 4.85% 2005 Series A, Due 2035 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 4.85% 2005 Series A, Due 2035 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 4.85% 2005 Series A, Due 2035 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 4.85% 2005 Series A, Due 2035 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 4.75% 2006 Series A, Due 2036 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 4.75% 2006 Series A, Due 2036 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 4.75% 2006 Series A, Due 2036 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 4.75% 2006 Series A, Due 2036 [Member] Market Value [Member]
Debt Instrument [Line Items]
Notes payable						$ 200,000			$ 200,000	$ 200,000			$ 125,000	$ 125,000	$ 125,000				$ 125,000			$ 75,000	$ 75,000				$ 25,000	$ 25,000				$ 25,000	$ 25,000				$ 25,000	$ 25,000				$ 7,500	$ 7,500			$ 605,413	$ 679,966
Notes payable, fair value disclosure							201,560				204,312	214,666				128,673	125,325			143,074				96,340	99,968				30,199	30,295				31,932	32,063				31,648	33,211				8,510	8,956
Unamortized discount			(3,360)	(3,502)																																																																			(2,087)	(2,534)
Line of credit facility, amount outstanding	109,000																																																109,000
Line of credit facility, fair value																																																		109,000
Unsecured debt																																																																	517,695	517,553							50,000	50,000			50,000	50,000			50,000	50,000			50,000	50,000			12,410	12,410			14,320	14,320			8,270	8,270			30,000	30,000			20,000	20,000			15,000	15,000			65,000	65,000			31,200	31,200			100,000	100,000			24,855	24,855
Unsecured Debt Fair Value																																																																											50,000	50,000			50,000	50,000			50,000	50,000			50,000	50,000			12,410	11,968			14,449	13,594			8,253	7,468			31,332	31,547			19,583	17,474			15,634	15,436			64,291	58,574			30,283	27,295			94,836	84,485			23,179	20,518
NPL																																																																			21,368	2,242
NPL long-term debt fair value																																																																					21,380	2,473
Long-term debt, gross			1,253,476	1,199,761
Less: current maturities	(322,618)	(75,080)	(322,618)	(75,080)
Long-term debt, less current maturities	$ 930,858	$ 1,124,681	$ 930,858	$ 1,124,681
Debt instrument interest rate					8.375%			7.625%					4.45%					6.10%			8.00%					7.59%					7.78%					7.92%					6.76%														6.10%	5.95%	5.55%	5.45%	5.25%	5.80%	5.25%	5.00%	4.85%	4.75%
Debt instrument due date					2011			2012					2020					2041			2026					2017					2022										2027							2012			2028	2038	2038	2039	2038	2038	2038	2038	2038	2038	2034	2033	2035	2036
Debt instrument rate reset																																																										2013		2013